Supplemental Cash Flow Information - Summary Of Reconciliation Of Liabilities Arising From Financing Activities (Detail) - Long-term borrowings [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accretion of bond discount
Long-term debt, opening balance	$ 331,422	$ 389,712
Debt assumed on Acquisition (Note 7)	1,022,112	0
Changes from financing cash flows	90,973	(56,975)
The effect of changes in foreign exchange rates	(4,099)	(406)
Amortization of deferred transaction costs	4,046	1,186
Accretion of Notes discount	2,070	0
Debt transaction costs	(56,199)	(2,095)
Long-term debt, closing balance	$ 1,390,325	$ 331,422